Related Party Notes Receivable and Management Fees [Text] (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
SAC Holdings
Related party notes receivable:
Notes receivable outstanding	$ 72,397,000	$ 195,426,000
Various Subsidiaries of Amerco | SAC Holdings
Related party notes receivable:
Cash interest payments	12,600,000	17,800,000	15,800,000
Notes receivable outstanding	72,400,000
Largest aggregate balance in reporting period	195,400,000
Earliest maturity year	2017	2017	2017
Latest maturity year	2019	2019	2019
Repayments of SAC Holdings notes and interest receivables	127,300,000
Amerco, U-Haul Int'l | Private Mini
Related party notes receivable:
Cash interest payments	5,400,000	5,400,000	5,500,000
Notes receivable outstanding	65,900,000
Largest aggregate balance in reporting period	66,300,000
AMERCO | SAC Holdings, Mercury, Four SAC, Five SAC, Galaxy and Private Mini
Management fees revenue:
Management fees received exclusive of reimbursed expenses	$ 23,700,000	$ 22,500,000	$ 22,000,000
Management fee rate, lowest	4.00%	4.00%	4.00%
Management fee rate, highest	10.00%	10.00%	10.00%